GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
GENERAL INFORMATION
Schedule of company's principal subsidiaries

As at December 31, 2017, particulars of the Company’s principal subsidiaries are as follows:

				Percentage of
				equity attributable to the
	Place of registration	Registered		Company
Name	and business	capital	Principal activities	Direct	Indirect
Baotou Aluminum Co., Ltd. (“Baotou Aluminum“) (包頭鋁業有限公司)	PRC/Mainland China	2,245,510	Manufacture and distribution of primary aluminum, aluminum alloy and related fabricated products and carbon products	74.33%	—
China Aluminum International Trading Co., Ltd. (“Chalco Trading”) (中鋁國際貿易有限公司)	PRC/Mainland China	1,731,111	Import and export activities	100.00%	—
Shanxi Huasheng Aluminum Co., Ltd. (“Shanxi Huasheng“) (山西華聖鋁業有限公司)	PRC/Mainland China	1,000,000	Manufacture and distribution of primary aluminum, aluminum alloy and carbon-related products	51.00%	—
Chalco Shanxi New Material Co., Ltd.(“Shanxi New Material”) (中鋁山西新材料有限公司)	PRC/Mainland China	4,279,601	Manufacture and distribution of alumina,primary aluminum and anode carbon products and electricity generation and supply	85.98%	—
Zunyi Aluminum Co., Ltd. (遵義鋁業股份有限公司)	PRC/Mainland China	600,970	Manufacture and distribution of primary aluminum	62.10%	—
Chalco Zunyi Alumina Co., Ltd. (“Zunyi Alumina“) (中國鋁業遵義氧化鋁有限公司)	PRC/Mainland China	1,400,000	Manufacture and distribution of alumina	73.28%	—
Shandong Huayu Alloy Materials Co., Ltd. (“Shandong Huayu”) (山東華宇铝合金材料有限公司)	PRC/Mainland China	1,627,697	Manufacture and distribution of aluminum alloy	55.00%	—
Chalco Hong Kong Ltd. (“Chalco Hong Kong”) (中國鋁業香港有限公司)	Hong Kong	HKD849,940 in thousand	Overseas investments and alumina import and export activities	100.00%	—
Chalco Mining Co., Ltd. (“Chalco Mining“) (中鋁礦業有限公司)	PRC/Mainland China	4,028,859	Manufacture, acquisition and distribution of bauxite mines, limestone ore, manufacturing and distribution of alumina	18.86%	—
Chalco Energy Co., Ltd. (中鋁能源有限公司)	PRC/Mainland China	819,993	Thermoelectric supply and investment management	100.00%	—
China Aluminum Ningxia Energy Group Co., Ltd. (“Ningxia Energy“) (中鋁寧夏能源集團)	PRC/Mainland China	5,025,800	Thermal power, wind power and solar power generation, coal mining, and power-related equipment manufacturing	70.82%	—
Guizhou Huajin Aluminum Co., Ltd. (“Guizhou Huajin“) (貴州華錦鋁業有限公司)	PRC/Mainland China	1,000,000	Manufacture and distribution of alumina	60.00%	—

				Percentage of
				equity attributable to the
	Place of registration	Registered		Company
Name	and business	capital	Principal activities	Direct	Indirect
Chalco Zhengzhou Research Institute of Non-ferrous Metal Co., Ltd. (中國鋁業鄭州有色金屬研究院有限公司)	PRC/Mainland China	214,858	Research and development services	100.00%	-
Chalco Shandong Co., Ltd. ("Chalco Shandong“) (中鋁山東有限公司)	PRC/Mainland China	3,808,995	Manufacture and distribution of alumina	69.20%	-
Chalco Zhongzhou Aluminum Co., Ltd. ("Zhongzhou Aluminum“) (中鋁中州鋁業有限公司)	PRC/Mainland China	5,071,235	Manufacture and distribution of alumina	63.10%	-
China Aluminum Logistics Group Corporation Co., Ltd. (中鋁物流集團有限公司)	PRC/Mainland China	558,752	Logistic transportation	100.00%	—%
Chinalco Shanxi Jiaokou Xinghua Technology Ltd.(“Xinghua Technology“) (中鋁集團山西交口興華科技股份有限公司)	PRC/Mainland China	270,000	Manufacture and distribution of primary aluminum	33.00%	33.00%
Chinalco Shanghai Company Limited (“Chinalco Shanghai“) (中鋁（上海）有限公司)	PRC/Mainland China	968,300	Trading and engineering project management	100.00%	-